FAIR VALUE MEASUREMENTS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Trading securities	$ 41,768	$ 38,504
Fair value measured on a recurring basis | Estimated Fair Value
Fair value measurements
Cash and cash equivalents	78,612	115,976
Auction rate security	7,453	6,775
Available-for-sale securities excluding the auction rate security	57,835	27,178
Trading securities	41,768	38,504
Total assets measured at fair value	186,076	197,054
Fair value measured on a recurring basis | Estimated Fair Value | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	205	942
Fair value measured on a recurring basis | Estimated Fair Value | Commodity futures contracts
Fair value measurements
Derivative instruments, net	203	2,310
Fair value measured on a recurring basis | Estimated Fair Value | Commodity option contracts
Fair value measurements
Derivative instruments, net		5,369
Fair value measured on a recurring basis | Level 1
Fair value measurements
Cash and cash equivalents	78,612	115,976
Trading securities	41,768	38,504
Total assets measured at fair value	120,583	162,159
Fair value measured on a recurring basis | Level 1 | Commodity futures contracts
Fair value measurements
Derivative instruments, net	203	2,310
Fair value measured on a recurring basis | Level 1 | Commodity option contracts
Fair value measurements
Derivative instruments, net		5,369
Fair value measured on a recurring basis | Level 2
Fair value measurements
Available-for-sale securities excluding the auction rate security	57,835	27,178
Total assets measured at fair value	58,040	28,120
Fair value measured on a recurring basis | Level 2 | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	205	942
Fair value measured on a recurring basis | Level 3
Fair value measurements
Auction rate security	7,453	6,775
Total assets measured at fair value	$ 7,453	$ 6,775